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                    FLAG INVESTORS COMMUNICATIONS FUND, INC.
                                One South Street
                            Baltimore, Maryland 21202

                                   May 2, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      FLAG INVESTORS COMMUNICATIONS FUND, INC. (the "Company")
         1933 Act File No. 2-87336
         1940 Act File No. 811-3883

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the definitive forms of the prospectus and statement of additional information of Flag Investors Communications Fund, dated May 1, 2000, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Company, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 23 on April 28, 2000.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,


                                    Daniel O. Hirsch
                                    Assistant Secretary